Consolidated Statements of Changes in Shareholders' Equity (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Offering costs		$ 1,994
Offering costs, net of tax		112
Common Stock
Stock issuance costs	$ 7,742	46,553
Stock issuance costs, tax	$ 2,790	$ 2,606